Note 11 - Stock-based Compensation	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]
11.	STOCK-BASED COMPENSATION

2017 Stock Incentive Plan— Restricted Stock Units

The following table summarizes the activity for all RSUs outstanding under the 2017 Plan at:

	2024		2023
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Outstanding RSUs at beginning of period	320	$285.36	650	$259.50
Granted	—	—	—	—
Vested	(64)	260.18	(273)	255.85
Cancelled and forfeited	(252)	254.10	(57)	260.10
Nonvested RSUs as of December 31	4	$257.10	320	$285.36

In addition, the weighted average remaining recognition period for the 2017 RSUs is 0.11 year as of  December 31, 2024.

Total stock compensation expense recognized from stock-based compensation awards classified as restricted stock units under the 2017 Plan in the consolidated statements of operations for the years ended December 31, 2024 and 2023, as follows:

	Year Ended
	December 31,
(In thousands)	2024	2023
Clinical trials	$1	$7
Research and development	8	19
General and administrative	15	32
Total	$24	$58

As of December 31, 2024, there was $1 thousand unrecognized stock compensation expense related to unvested restricted stock units under the 2017 Plan.

2017 Stock Incentive Plan— Stock Options

The following table summarizes the activity for all stock options outstanding at December 31 under the 2017 Plan:

	2024		2023
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Options outstanding at beginning of period	18,093	$101.04	32,706	$96.24
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled and forfeited	(4,372)	101.04	(14,613)	88.17
Balance as of December 31	13,721	$101.04	18,093	$101.04
Options exercisable as of December 31:	13,721	$101.04	18,093	$101.04

The stock options have no intrinsic value as of  December 31, 2024 or December 31, 2023.

There was no stock compensation expense recognized for stock options in the consolidated statements of operations for the years ended December 31, 2024 or 2023.

As of December 31, 2024, there was no unrecognized stock compensation expense related to unvested stock options.

2021 Stock Incentive Plan—Restricted Stock Units

The following table summarizes the activity for all RSUs outstanding under as of December 31, 2024 and 2023 under the 2021 Plan:

	2024		2023
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Outstanding RSUs at beginning of period	54,706	$1.56	684	$133.20
Granted	98,944	2.58	138,343	1.45
Vested	(22,332)	4.11	(83,700)	0.23
Cancelled and forfeited	(73,116)	1.90	(621)	126.60
Nonvested RSUs as of December 31	58,202	$3.63	54,706	$1.56

In addition, the weighted average remaining recognition period for the 2021 RSUs is 2.63 years as of December 31, 2024.

Total stock compensation expense recognized from stock-based compensation awards classified as RSUs under the 2021 Plan were recognized in the consolidated statements of operations for years ended December 31, 2024 and 2023, as follows:

	Year Ended
	December 31,
(In thousands)	2024	2023
Clinical trials	$32	$11
Research and development	26	27
General and administrative	25	45
Total	$83	$83

As of December 31, 2024, there was $192 thousand unrecognized stock compensation expense related to unvested restricted stock units under the 2021 Plan. The Company released 49,088 RSUs during 2024, of which 45,588 were granted prior to December 31, 2023 and 3,500 were granted during December 31, 2024. There were 95,444 RSUs which were granted during 2024 but were unreleased as of December 31, 2024.

2021 Stock Incentive Plan — Restricted Stock Awards

The Company provides its executives and directors with Restricted Stock Awards (“RSAs”) as part of their compensation package. RSAs grant the holder voting rights and dividend participation and vest over a specified term.

The following table summarizes the activity for all RSAs outstanding at December 31, 2024 under the 2021 Plan:

	2024		2023
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Nonvested RSAs at beginning of period	—	$—	—	$—
Granted	254,185	2.42	—	—
Vested	(50,361)	2.47	—	—
Cancelled and forfeited	—	—	—	—
Nonvested RSAs as of December 31	203,824	$2.41	—	$—

In addition, the weighted average remaining recognition period for the RSAs is 0.24 years. All RSAs granted during 2024 were released by December 31, 2024. Two holders surrendered a total of 28,461 RSAs during 2024 to cover related personal income taxes. Total stock compensation expense recognized from stock-based compensation awards under the 2021 Plan classified as restricted stock awards were recognized in the consolidated statements of operations during the year ended December 31, 2024 or December 31, 2023 as follow:

	Year Ended
	December 31,
(In thousands)	2024	2023
Clinical trials	$72	$—
Research and development	110	—
General and administrative	308	—
Total	$490	$—

As of December 31, 2024, there was $126 thousand unrecognized stock compensation expense related to unvested restricted stock awards.